Exhibit 99.1

Report of Independent Accountants
on Applying Agreed-Upon Procedures

Monroe Capital Income Plus ABS Funding III, LLC
c/o The Corporation Trust Company
1209 Orange Street, Wilmington
New Castle County, Delaware 19801

Re: Monroe Capital Income Plus ABS Funding III, LLC

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the addressee of this report, Monroe Capital BDC Advisors, LLC (the “Collateral Manager”) and Jefferies LLC (the “Initial Purchaser” or “Jefferies” and, collectively with the addressee and the Collateral Manager, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to Monroe Capital Income Plus ABS Funding III, LLC’s (the “Issuer” or “Engaging Party”) portfolio of middle market loans, recurring revenue loans and participation interests therein (the “Collateral Obligations”) on an electronic data file and related decodes prepared by Jefferies pursuant to the Draft Governing Documents (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. No other party acknowledged the appropriateness of the procedures. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. We make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Governing Documents (as defined herein).

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Jefferies, on behalf of the Issuer, provided us with an electronic data file labeled as “MCIP ABS III - Loan Tape 9.30.25 (Nov - EY Tape).xlsx” and related decodes (the “Data File”) that contains certain information on the Collateral Obligations as of 30 September 2025 (the “Pricing Cut-off Date”).

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For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:

a.
An electronic data file labeled as “MCIP ABS III - Loan Tape 9.30.25 (Data Tape)v4.xlsx” (the “Loan Tape”) which the Collateral Manager indicated was internally generated from their books and records and contains certain loan level information for the Collateral Obligations as of the Pricing Cut-off Date,

b.
A copy of a preliminary offering circular (the “Preliminary Offering Circular”), a draft copy of which we received dated 7 November 2025 related to the offering of the Issuer’s Notes (as defined below),

c.
A copy of an indenture to be entered into between the Issuer and U.S. Bank Trust Company, National Association (the “Trustee”), a draft copy of which we received dated 15 November 2025 (the “Draft Indenture” and, together with the Preliminary Offering Circular, the “Draft Governing Documents”),

d.
Copies of certain Collateral Obligations’ asset monitoring reports which the Collateral Manager indicated were internally generated from their books and records and contain certain loan level information for such Collateral Obligations as well as certain financial information of the obligors of such Collateral Obligations (each, an “Asset Monitoring Report”),

e.
A copy of an internally generated screenshot that contains information for a certain Collateral Obligation which the Collateral Manager indicated is the relevant loan level information from their books and records for such Collateral Obligation (the “Internal Screenshot”),

f.	Copies of final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) for the Sample Collateral Obligations (as defined herein),
g.
Copies of certain rate set notices, which include certain global notices that the Collateral Manager indicated contain the relevant information applicable globally for the corresponding Sample Collateral Obligations (as defined herein) and are the relevant documents for the Issuer (each, a “Rate Set Notice”),

h.
A copy of a funding memorandum, which is a global memorandum that the Collateral Manager indicated contains the relevant information applicable globally for the corresponding Sample Collateral Obligation (as defined herein) and is the relevant document for the Issuer (the “Funding Memorandum”),

i.	Copies of financial statement reports (each, a “Financial Statement”) for the obligors of the Sample Collateral Obligations (as defined herein) and
j.	Instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 1 of Attachment A.

The information provided by Jefferies and the Collateral Manager, each on behalf of the Issuer, excluding the Data File, is collectively referred to herein as the “Source Documents”.

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Data File and Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Data File, Pricing Date Data File (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File or Pricing Date Data File (as defined on Attachment A). We have not verified, and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us.

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We make no representations and express no opinion or conclusion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the appropriateness of the requirements of the Draft Governing Documents, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Governing Documents, (e) the accuracy, completeness or reasonableness of the information provided to us by the Jefferies, on behalf of the Issuer or (f) the accuracy, completeness or reasonableness of the information provided to us by the Collateral Manager, on behalf of the Issuer.

This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Governing Documents’ specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Obligations,
iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

21 November 2025

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Background

For the purpose of the procedures described in this Attachment A, the Draft Governing Documents relate to the issuance of Issuer’s Secured Notes and the Issuer’s Subordinated Notes (together with the Secured Notes, the “Notes”).

The Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data File (as defined herein) represent the Collateral Obligations and the anticipated Principal Balance for each Collateral Obligation that the Issuer is expected to own or acquire by the Closing Date (as defined in the Draft Governing Documents). Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations ultimately owned or acquired on the Closing Date (as defined in the Draft Governing Documents) may not include all Collateral Obligations listed on the Pricing Date Data File (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data File (as defined herein).

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Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.
We obtained from Jefferies, on behalf of the Issuer, the Data File containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics (as defined herein) and Sample Characteristics (as defined herein) indicated below, as shown on the Data File, for the corresponding Collateral Obligations as indicated below, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and Jefferies adjusted the information on the Data File to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 1 to Attachment A. The Data File, as so adjusted, is herein referred to as the “Pricing Date Data File.”

2.
The Collateral Manager, on behalf of the Issuer, provided a sample of three Collateral Obligations as shown in the Pricing Date Data File (each, a “Sample Collateral Obligation”), on which to perform the procedures as indicated in Item 5. below. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of the Sample Collateral Obligations or the methodology they used to select the Sample Collateral Obligations from the Pricing Date Data File. The resulting Sample Collateral Obligations, as identified on the Pricing Date Data File, are:

Sample Collateral Obligations
Cosmos Bidco, Inc.
Ambient Enterprises Holdco, LLC
Transnetwork LLC

3.
For each Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics, if applicable, (the “Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Loan Tape, (b) Asset Monitoring Reports and (c) the Internal Screenshot. Where more than one Data Source is listed for a Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources

Issuer (labeled as “Issuer” on the Pricing Date Data File)	Asset Monitoring Reports, Internal Screenshot

Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Loan Tape

Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Loan Tape

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3. (continued)

Characteristics	Data Sources

Maturity date (labeled as “Maturity” on the Pricing Date Data File)	Loan Tape

Country (labeled as “Country” on the Pricing Date Data File)	Loan Tape

Industry (labeled as “Industry” on the Pricing Date Data File	Loan Tape

Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Loan Tape

SOFR Spread (labeled as “Spread” on the Pricing Date Data File)	Loan Tape

SOFR Floor Rate (labeled as “Floor” on the Pricing Date Data File)	Loan Tape

PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Loan Tape

Payment frequency (labeled as “Frequency” on the Pricing Date Data File)	Loan Tape

Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Loan Tape

Monroe Rating (labeled as “Monroe Rating” on the Pricing Date Data File)	Loan Tape

Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Loan Tape

As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Loan Tape

Senior Indebtedness (labeled as “Current Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Loan Tape

Total Indebtedness (labeled as “Current Total Indebtedness ($MMs)” on the Pricing Date Data File)	Loan Tape

LTM Adjusted 1st Lien EBITDA Debt (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)	Loan Tape

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3. (continued)

Characteristics	Data Sources

LTM Adjusted 1st Lien RR Debt (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” for Collateral Obligations that are Recurring Revenue Loans on the Pricing Date Data File)	Loan Tape

LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)	Loan Tape

LTM Recurring Revenue (labeled as “LTM Recurring Revenue” for Collateral Obligations that are Recurring Revenue Loans on the Pricing Date Data File)	Loan Tape

All Characteristics were in agreement.

In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

4.
For each Collateral Obligation included in the Pricing Date Data File, we compared the Principal Balance (labeled as “Principal Balance” in the Pricing Date Data File) by obligor (labeled as “Issuer” in the Pricing Date Data File) to the corresponding balance as shown on the Loan Tape and noted that the Principal Balance for each Collateral Obligation included in the Pricing Date Data File was in agreement with the corresponding aggregate balance on the Loan Tape. In performing this procedure, we were instructed by the Issuer to ignore differences of +/- $1.00 or less for each Collateral Obligation’s aggregated balance and in the aggregate for all Collateral Obligations.

5.
For each Sample Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics, if applicable, (the “Sample Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A, information on the Pricing Date Data File and the following data sources (each, an “Additional Data Source”), as applicable: (a) Credit Agreements, (b) Rate Set Notices, (c) the Funding Memorandum and (d) Financial Statements. Where more than one Additional Data Source is listed for a Sample Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Sample Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Sample Characteristics.

Sample Characteristics	Additional Data Sources

Issuer (labeled as “Issuer” on the Pricing Date Data File)	Credit Agreements

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5. (continued)

Sample Characteristics	Additional Data Sources

Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Credit Agreements

Recurring Revenue Loan (y/n) (labeled as “RRL” on the Pricing Date Data File)	Credit Agreements

Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Credit Agreements

Country (labeled as “Country” on the Pricing Date Data File)	Credit Agreements

Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Credit Agreements

SOFR Spread (labeled as “Spread” on the Pricing Date Data File)	Rate Set Notices

SOFR Floor Rate (labeled as “Floor” on the Pricing Date Data File)	Credit Agreements, Funding Memorandum

Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Credit Agreements

As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Financial Statements

Senior Indebtedness (labeled as “Current Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements

Total Indebtedness (labeled as “Current Total Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements

LTM Adjusted 1st Lien EBITDA Debt (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)	Financial Statements

LTM Adjusted 1st Lien RR Debt (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” for the Collateral Obligation that is a Recurring Revenue Loan on the Pricing Date Data File)	Financial Statements

LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” for Collateral Obligations that are not Recurring Revenue Loans on the Pricing Date Data File)	Financial Statements

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5. (continued)

Sample Characteristics	Additional Data Sources

LTM Recurring Revenue (labeled as “LTM Recurring Revenue” for the Collateral Obligation that is a Recurring Revenue Loan on the Pricing Date Data File)	Financial Statements

Except for the information provided in the Assumptions on Exhibit 1 to Attachment A, all Sample Characteristics were in agreement.

In performing this procedure, we were instructed by the Collateral Manager, on behalf of the Issuer, not to compare the “PIK Spread” Sample Characteristic as it is not applicable for the Sample Collateral Obligations and as such there are no values shown in the Pricing Date Data File. We were also instructed by the Collateral Manager, on behalf of the Issuer, not to compare the “Current LTV” Sample Characteristic as supporting documents could not be provided for the Sample Collateral Obligations. We performed no procedures to test the validity or accuracy of this information.

In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/‑ 0.01% or less or (iv) +/‑ 30 days or less.

We performed no other procedures on any other information on the Pricing Date Data File.

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Exhibit 1 to Attachment A

Assumptions

(refer to Items 1., 3. and 5.)

1.
For the purpose of comparing the “Issuer” Characteristic and the “Issuer” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or a co‑borrower with the obligor.

2.
For the purpose of comparing the “Senior Indebtedness”, “Total Indebtedness” and “LTM EBITDA Adjusted” Sample Characteristics, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding values shown on the Financial Statements are shown in thousands (‘000s) for all Collateral Obligations.

3.
For the purpose of comparing the “Current LTV” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that supporting documents could not be provided for the following Sample Collateral Obligations, as identified on the Pricing Date Data File, and the values on the Pricing Date Data File as shown below are correct. We performed no procedures to test the validity or accuracy of this information:

Sample Collateral Obligation	Value
Cosmos Bidco, Inc.	34.53%
Ambient Enterprises Holdco, LLC	53.12%
Transnetwork LLC	44.42%

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